Financial Instruments - Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Fair Value, Measurements, Recurring Basis - USD ($) $ in Millions		Aug. 25, 2017	Aug. 26, 2016
Assets
Assets measured at fair value		$ 29.4	$ 65.4
Liabilities
Liabilities measured at fair value	[1]	181.1	211.9
Cash and Cash Equivalents
Assets
Assets measured at fair value		22.4	58.6
Restricted Cash
Assets
Assets measured at fair value	[2]	7.0	6.8
Senior Secured Credit Agreement | Term Loan
Liabilities
Liabilities measured at fair value		164.2	192.5
BNDES Credit Agreements
Liabilities
Liabilities measured at fair value		16.9	19.4
Level 1
Assets
Assets measured at fair value		29.4	65.4
Level 1 | Cash and Cash Equivalents
Assets
Assets measured at fair value		22.4	58.6
Level 1 | Restricted Cash
Assets
Assets measured at fair value	[2]	7.0	6.8
Level 2
Liabilities
Liabilities measured at fair value	[1]	181.1	211.9
Level 2 | Senior Secured Credit Agreement | Term Loan
Liabilities
Liabilities measured at fair value		164.2	192.5
Level 2 | BNDES Credit Agreements
Liabilities
Liabilities measured at fair value		$ 16.9	$ 19.4

[1]	Included under long-term debt on the Company's consolidated balance sheets.
[2]	Included in other noncurrent assets on the Company's consolidated balance sheets - see Note 5.